Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Standards Update and Change in Accounting Principle [Abstract]
Percent of interest in the General Partners Controlling Interest	4.50%	4.50%
Interest in the General Partners Controlling Interest (in shares)	194,857	194,857
Cash transactions	$ 0	$ 0	$ 0